Fair Value Disclosures (Fair Value of Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset		$ 12,273	$ 2,533
Level 1 [Member] | Assets and Liabilities Measured as Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset
Derivative financial instruments- Liability
Level 1 [Member] | Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations
Impairment of proved oil and gas properties
Level 2 [Member] | Assets and Liabilities Measured as Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset		12,273	2,533
Derivative financial instruments- Liability	904
Level 2 [Member] | Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations
Impairment of proved oil and gas properties
Level 3 [Member] | Assets and Liabilities Measured as Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset
Derivative financial instruments- Liability
Level 3 [Member] | Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations	319	699	716
Impairment of proved oil and gas properties	$ 1,886